Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Tarkio Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	14.08%	13.06%	13.37%
S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.00%	15.29%	14.63%